Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our other named executive officers (the “Non-PEO NEOs”) and Company performance for the fiscal years listed in the table below (the "Pay Versus Performance Table"). The Compensation Committee did not consider the pay versus performance disclosure below in making its executive compensation decisions for any of the years presented in this management proxy circular.

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO ($)(b)(1)	Compensation Actually Paid to PEO ($)(c)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(d)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)(1)(2)(3)	Total Shareholder Return ($)(f)	Peer Group Total Shareholder Return ($)(g)(4)	Net Income ($) (in thousands) (h)	Adjusted EBITDA ($) (in thousands) (i)(5)
2025	10,042,292	2,431,388	2,631,872	1,290,750	100.65	134.40	53,829	220,950
2024	8,776,305	(260,043)	2,550,342	234,958	129.23	119.14	64,087	209,849
2023	8,262,118	14,434,050	2,070,243	3,420,653	142.45	106.82	72,878	196,229
2022	7,302,035	2,777,206	2,128,543	1,218,186	114.93	91.35	74,051	184,129
2021	12,375,690	24,517,738	4,197,681	8,123,250	149.15	114.82	50,331	152,736

1.)
Matthijs Glastra was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Robert J. Buckley	Robert J. Buckley	Robert J. Buckley	Robert J. Buckley	Robert J. Buckley
Brian S. Young	Brian S. Young	Brian S. Young	Brian S. Young	John Lesica
	Michele D. Welsh	Michele D. Welsh	Michele D. Welsh	Charles G. Ravetto
Alexander Manganiello
Michele D. Welsh
2.)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column in the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of the equity awards as of their respective grant date.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	10,042,292	8,275,535	664,631	2,431,388
2024	8,776,305	7,289,471	(1,746,877)	(260,043)
2023	8,262,118	6,662,770	12,834,702	14,434,050
2022	7,302,035	4,680,031	155,202	2,777,206
2021	12,375,690	9,970,028	22,112,076	24,517,738

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Inclusion of Average Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,631,872	1,782,038	440,916	1,290,750
2024	2,550,342	1,641,986	(673,398)	234,958
2023	2,070,243	1,421,433	2,771,843	3,420,653
2022	2,128,543	1,261,595	351,238	1,218,186
2021	4,197,681	3,202,912	7,128,481	8,123,250

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables, using the fair market values of equity awards as of the end of the year for all outstanding unvested awards and as of the date of vesting for awards that vested during the year:

Year	Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year for PEO ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Current Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	6,668,182	(5,496,550)	(507,001)	—	664,631
2024	5,704,584	(7,030,584)	(420,877)	—	(1,746,877)
2023	8,907,313	3,441,199	486,190	—	12,834,702
2022	5,386,925	(4,393,507)	(838,216)	—	155,202
2021	13,766,568	6,348,761	1,996,747	—	22,112,076

Year	Average Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Current Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,323,341	(603,096)	(192,337)	5,632	(92,624)	440,916
2024	1,084,022	(1,495,594)	(69,211)	7,278	(199,893)	(673,398)
2023	1,900,304	770,506	101,033	—	—	2,771,843
2022	1,359,913	(848,158)	(160,517)	—	—	351,238
2021	4,376,963	1,523,957	1,227,561	—	—	7,128,481

4.)
The Peer Group TSR set forth in the Pay Versus Performance Table above utilizes Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes that $100 was invested in the Company and in the Russell 2000 Index, respectively, for the period starting December 31, 2020 through the end of each year presented. Historical stock performance shown is not necessarily indicative of future stock performance.
5.)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. As described in the Compensation Discussion and Analysis section of this management proxy circular, Adjusted EBITDA is a non-GAAP financial performance measure used in our Senior Management Incentive Plan. The Company defines Adjusted EBITDA as income before deducting interest (income) expense, income tax provision (benefit), depreciation, amortization, non-cash share-based compensation, inventory fair value adjustments related to business acquisitions, inventory related charges associated with product line closures, restructuring, acquisition and related costs, discrete costs related to the planning and design phase of a Financial and Operation system implementation, charges related to an insurance recovery, officer transition costs, cost directly related to COVID-19 testing, and other non-operating (income) expense items, including foreign exchange transaction (gains) losses, costs related to our debt refinancing and net periodic pension costs of the Company’s frozen U.K. defined benefit pension plan. A reconciliation of the Adjusted EBITDA to the most comparable GAAP financial measure is provided in the tables at the end of the Company’s Annual Report for the year ended December 31, 2025. Adjusted EBITDA may not have been the most important financial performance measure for other fiscal years presented and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.)
Matthijs Glastra was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Robert J. Buckley	Robert J. Buckley	Robert J. Buckley	Robert J. Buckley	Robert J. Buckley
Brian S. Young	Brian S. Young	Brian S. Young	Brian S. Young	John Lesica
	Michele D. Welsh	Michele D. Welsh	Michele D. Welsh	Charles G. Ravetto
Alexander Manganiello
Michele D. Welsh

Peer Group Issuers, Footnote
4.)
The Peer Group TSR set forth in the Pay Versus Performance Table above utilizes Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes that $100 was invested in the Company and in the Russell 2000 Index, respectively, for the period starting December 31, 2020 through the end of each year presented. Historical stock performance shown is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 10,042,292	$ 8,776,305	$ 8,262,118	$ 7,302,035	$ 12,375,690
PEO Actually Paid Compensation Amount	$ 2,431,388	(260,043)	14,434,050	2,777,206	24,517,738
Adjustment To PEO Compensation, Footnote
3.)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column in the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of the equity awards as of their respective grant date.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	10,042,292	8,275,535	664,631	2,431,388
2024	8,776,305	7,289,471	(1,746,877)	(260,043)
2023	8,262,118	6,662,770	12,834,702	14,434,050
2022	7,302,035	4,680,031	155,202	2,777,206
2021	12,375,690	9,970,028	22,112,076	24,517,738

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables, using the fair market values of equity awards as of the end of the year for all outstanding unvested awards and as of the date of vesting for awards that vested during the year:

Year	Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year for PEO ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Current Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	6,668,182	(5,496,550)	(507,001)	—	664,631
2024	5,704,584	(7,030,584)	(420,877)	—	(1,746,877)
2023	8,907,313	3,441,199	486,190	—	12,834,702
2022	5,386,925	(4,393,507)	(838,216)	—	155,202
2021	13,766,568	6,348,761	1,996,747	—	22,112,076

Non-PEO NEO Average Total Compensation Amount	$ 2,631,872	2,550,342	2,070,243	2,128,543	4,197,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,290,750	234,958	3,420,653	1,218,186	8,123,250
Adjustment to Non-PEO NEO Compensation Footnote
3.)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column in the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of the equity awards as of their respective grant date.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Inclusion of Average Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,631,872	1,782,038	440,916	1,290,750
2024	2,550,342	1,641,986	(673,398)	234,958
2023	2,070,243	1,421,433	2,771,843	3,420,653
2022	2,128,543	1,261,595	351,238	1,218,186
2021	4,197,681	3,202,912	7,128,481	8,123,250

Year	Average Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Current Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,323,341	(603,096)	(192,337)	5,632	(92,624)	440,916
2024	1,084,022	(1,495,594)	(69,211)	7,278	(199,893)	(673,398)
2023	1,900,304	770,506	101,033	—	—	2,771,843
2022	1,359,913	(848,158)	(160,517)	—	—	351,238
2021	4,376,963	1,523,957	1,227,561	—	—	7,128,481

Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart illustrates the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Comparison of Compensation Actually Paid and Company Net Income

The following chart illustrates the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Comparison of Compensation Actually Paid and Company Adjusted EBITDA

The following chart illustrates the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Comparison of Company TSR and Peer Group TSR

The following chart compares the cumulative TSR for Novanta Inc. over the five most recently completed fiscal years to that of the Russell 2000 Index over the same period.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Performance Measures
Adjusted EBITDA
Adjusted EPS
Organic Revenue Growth
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 100.65	129.23	142.45	114.93	149.15
Peer Group Total Shareholder Return Amount	134.4	119.14	106.82	91.35	114.82
Net Income (Loss)	$ 53,829,000	$ 64,087,000	$ 72,878,000	$ 74,051,000	$ 50,331,000
Company Selected Measure Amount	220,950,000	209,849,000	196,229,000	184,129,000	152,736,000
PEO Name	Matthijs Glastra	Matthijs Glastra	Matthijs Glastra	Matthijs Glastra	Matthijs Glastra
Additional 402(v) Disclosure
2.)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
5.)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. As described in the Compensation Discussion and Analysis section of this management proxy circular, Adjusted EBITDA is a non-GAAP financial performance measure used in our Senior Management Incentive Plan. The Company defines Adjusted EBITDA as income before deducting interest (income) expense, income tax provision (benefit), depreciation, amortization, non-cash share-based compensation, inventory fair value adjustments related to business acquisitions, inventory related charges associated with product line closures, restructuring, acquisition and related costs, discrete costs related to the planning and design phase of a Financial and Operation system implementation, charges related to an insurance recovery, officer transition costs, cost directly related to COVID-19 testing, and other non-operating (income) expense items, including foreign exchange transaction (gains) losses, costs related to our debt refinancing and net periodic pension costs of the Company’s frozen U.K. defined benefit pension plan. A reconciliation of the Adjusted EBITDA to the most comparable GAAP financial measure is provided in the tables at the end of the Company’s Annual Report for the year ended December 31, 2025. Adjusted EBITDA may not have been the most important financial performance measure for other fiscal years presented and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,275,535)	$ (7,289,471)	$ (6,662,770)	$ (4,680,031)	$ (9,970,028)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,631	(1,746,877)	12,834,702	155,202	22,112,076
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,668,182	5,704,584	8,907,313	5,386,925	13,766,568
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,496,550)	(7,030,584)	3,441,199	(4,393,507)	6,348,761
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,001)	(420,877)	486,190	(838,216)	1,996,747
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,782,038)	(1,641,986)	(1,421,433)	(1,261,595)	(3,202,912)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	440,916	(673,398)	2,771,843	351,238	7,128,481
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,323,341	1,084,022	1,900,304	1,359,913	4,376,963
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(603,096)	(1,495,594)	770,506	(848,158)	1,523,957
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,632	7,278
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,337	(69,211)	$ 101,033	$ (160,517)	$ 1,227,561
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (92,624)	$ (199,893)